Cash and cash equivalents and financial investments	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments

10            Cash and cash equivalents and financial investments

10.1 Cash and cash equivalents

.	December 31, 2021	December 31, 2020
Cash and cash equivalents	69,720	59,640
Short-term financial investments	66,007	103,187
Total	135,727	162,827

Short-term financial investments are represented by fixed income securities, with interest rate ranging from 100% to 103% on December 31, 2021 (97% to 101% as of December 31, 2020) of the changes of Interbank Deposit Certificate (CDI) variation which (i) Management expects to use for short-term commitments; (ii) present daily liquidity; and (iii) are readily convertible into a known amount of cash, subject to an insignificant risk of change in value.

10.2 Financial investments

.	December 31, 2021	December 31, 2020
Financial investments	798,786	-

At December 31, 2021, the balance of R$ 798,786 (US$ 143,139) is fully allocated in a USD interest-bearing account, bearing interest of 0,05% p.a., and such account presents immediate liquidity and is readily convertible into a known amount of cash, subject to an insignificant risk of changes in value in USD . The Company holds USD amount for short-term commitments in USD, therefore, such amount may be subject to a significant exchange rate once translated to Brazilian Reais.